Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2023
Capital Ratios
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2023:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,563,130	21.72%	$825,968	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,444,775	18.54	545,611	7.000	$506,639	6.50%
International Bank of Commerce, Brownsville	477,390	24.41	136,883	7.000	127,106	6.50
International Bank of Commerce, Oklahoma	232,965	20.72	78,718	7.000	73,095	6.50
Commerce Bank	97,334	36.57	18,628	7.000	17,298	6.50
International Bank of Commerce, Zapata	64,110	31.18	14,394	7.000	13,366	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,790,171	23.65%	$1,238,952	10.500%	N/A	N/A
International Bank of Commerce, Laredo	1,542,462	19.79	818,416	10.500	$779,444	10.00%
International Bank of Commerce, Brownsville	500,268	25.58	205,325	10.500	195,547	10.00
International Bank of Commerce, Oklahoma	247,031	21.97	118,076	10.500	112,454	10.00
Commerce Bank	100,660	37.82	27,943	10.500	26,612	10.00
International Bank of Commerce, Zapata	66,680	32.43	21,591	10.500	20,563	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$2,642,492	22.39%	$1,002,961	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,444,775	18.54	662,527	8.500	$623,555	8.00%
International Bank of Commerce, Brownsville	477,390	24.41	166,215	8.500	156,438	8.00
International Bank of Commerce, Oklahoma	232,965	20.72	95,586	8.500	89,963	8.00
Commerce Bank	97,334	36.57	22,620	8.500	21,290	8.00
International Bank of Commerce, Zapata	64,110	31.18	17,478	8.500	16,450	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$2,642,492	17.46%	$605,262	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,444,775	16.40	352,412	4.00	440,515	5.00%
International Bank of Commerce, Brownsville	477,390	11.79	161,919	4.00	202,398	5.00
International Bank of Commerce, Oklahoma	232,965	14.72	63,294	4.00	79,117	5.00
Commerce Bank	97,334	14.50	26,858	4.00	33,572	5.00
International Bank of Commerce, Zapata	64,110	13.26	19,338	4.00	24,172	5.00

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2022:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,232,723	20.21%	$773,398	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,310,616	18.07	507,625	7.000	$471,366	6.50%
International Bank of Commerce, Oklahoma	363,093	20.86	121,855	7.000	113,151	6.50
International Bank of Commerce, Brownsville	232,689	21.17	76,941	7.000	71,445	6.50
International Bank of Commerce, Zapata	98,087	42.26	16,248	7.000	15,088	6.50
Commerce Bank	71,418	37.70	13,261	7.000	12,314	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,455,468	22.22%	$1,160,096	10.500%	N/A	N/A	%
International Bank of Commerce, Laredo	1,401,298	19.32	761,438	10.500	$725,179	10.00
International Bank of Commerce, Oklahoma	383,804	22.05	182,782	10.500	174,078	10.00
International Bank of Commerce, Brownsville	243,739	22.18	115,412	10.500	109,916	10.00
International Bank of Commerce, Zapata	100,798	43.43	24,372	10.500	23,212	10.00
Commerce Bank	73,420	38.76	19,892	10.500	18,945	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$2,324,903	21.04%	$939,126	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,310,616	18.07	616,402	8.500	$580,143	8.00
International Bank of Commerce, Oklahoma	363,093	20.86	147,966	8.500	139,262	8.00
International Bank of Commerce, Brownsville	232,689	21.17	93,429	8.500	87,933	8.00
International Bank of Commerce, Zapata	98,087	42.26	19,730	8.500	18,569	8.00
Commerce Bank	71,418	37.70	16,103	8.500	15,156	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$2,324,903	14.59%	$637,578	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,310,616	13.09	400,489	4.00	500,611	5.00
International Bank of Commerce, Oklahoma	363,093	8.95	162,246	4.00	202,808	5.00
International Bank of Commerce, Brownsville	232,689	13.48	69,028	4.00	86,286	5.00
International Bank of Commerce, Zapata	98,087	14.39	27,270	4.00	34,088	5.00
Commerce Bank	71,418	15.00	19,048	4.00	23,811	5.00